DEPOSITS, PREPAYMENTS AND OTHER RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2025
Deposits Prepayments And Other Receivables
SCHEDULE OF DEPOSITS, PREPAYMENTS AND OTHER RECEIVABLES

	As of December 31,
	2025	2024
	US$’000	US$’000

Prepayment	174	102
Deposit	251	84
Advance to suppliers (1)	3,100	7,619
Other receivables	8	632
Less: Allowance for expected credit loss	(222)	(222)

Deposits, prepayments and other receivables	3,311	8,215

(1)	Advances payment to suppliers are required to secure the purchase of the equipment in the ordinary course of business.